INVESTMENTS (Details) - Open World Ltd. [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Impairment Effects on Earnings Per Share [Line Items]
Units | shares	845,722
Cost Basis	$ 8,293,058
Change in fair value	(7,168,132)
Ending Balance	$ 1,124,927
Shares Receivable [Member]
Impairment Effects on Earnings Per Share [Line Items]
Units | shares	100,000
Cost Basis	$ 1,080,000
Change in fair value	(924,000)
Ending Balance	$ 156,000
Warrants Receivable [Member]
Impairment Effects on Earnings Per Share [Line Items]
Units | shares	400,000
Cost Basis	$ 3,034,651
Change in fair value	(2,605,052)
Ending Balance	$ 429,599
Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Units | shares	345,722
Cost Basis	$ 4,178,407
Change in fair value	(3,639,080)
Ending Balance	$ 539,328